UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22970

Nuveen Dow 30SM Dynamic Overwrite Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

DIAX	Nuveen Dow 30SM Dynamic Overwrite Fund Portfolio of Investments September 30, 2018
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 101.1%

	COMMON STOCKS – 100.6%

	Aerospace & Defense – 13.2%

178,000	Boeing Company, (2)	$66,198,200
178,000	United Technologies Corporation, (2)	24,886,180
	Total Aerospace & Defense	91,084,380

	Banks – 2.9%

178,000	JPMorgan Chase & Co.	20,085,520

	Beverages – 1.2%

178,000	Coca-Cola Company	8,221,820

	Capital Markets – 5.8%

178,000	Goldman Sachs Group, Inc.	39,914,720

	Chemicals – 1.7%

178,000	DowDuPont, Inc.	11,447,180

	Communications Equipment – 1.3%

178,000	Cisco Systems, Inc.	8,659,700

	Consumer Finance – 2.7%

178,000	American Express Company, (2)	18,955,220

	Diversified Telecommunication Services – 1.4%

178,000	Verizon Communications Inc., (2)	9,503,420

	Food & Staples Retailing – 4.3%

178,000	Walgreens Boots Alliance Inc.	12,976,200
178,000	Walmart Inc., (2)	16,715,980
	Total Food & Staples Retailing	29,692,180

	Health Care Providers & Services – 6.9%

178,000	UnitedHealth Group Inc., (2)	47,355,120

	Hotels, Restaurants & Leisure – 4.3%

178,000	McDonald's Corporation, (2)	29,777,620

	Household Products – 2.2%

178,000	Procter & Gamble Company, (2)	14,814,940

	Industrial Conglomerates – 5.4%

178,000	3M Co.	37,506,380

	Insurance – 3.3%

178,000	Travelers Companies, Inc., (2)	23,088,380

	IT Services – 7.8%

178,000	International Business Machines Corporation, (2)	26,915,380
178,000	Visa Inc., Class A, (2)	26,716,020
	Total IT Services	53,631,400

DIAX	Nuveen Dow 30SM Dynamic Overwrite Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Shares	Description (1)				Value

	Machinery – 3.9%

178,000	Caterpillar Inc.				$27,143,220

	Media – 3.0%

178,000	Walt Disney Company				20,815,320

	Oil, Gas & Consumable Fuels – 5.3%

178,000	Chevron Corporation, (2)				21,765,840
178,000	Exxon Mobil Corporation				15,133,560
	Total Oil, Gas & Consumable Fuels				36,899,400

	Pharmaceuticals – 6.5%

178,000	Johnson & Johnson				24,594,260
178,000	Merck & Co. Inc.				12,627,320
178,000	Pfizer Inc., (2)				7,844,460
	Total Pharmaceuticals				45,066,040

	Semiconductors & Semiconductor Equipment – 1.2%

178,000	Intel Corporation				8,417,620

	Software – 3.0%

178,000	Microsoft Corporation				20,357,860

	Specialty Retail – 5.3%

178,000	Home Depot, Inc.				36,872,700

	Technology Hardware, Storage & Peripherals – 5.8%

178,000	Apple Inc., (2)				40,181,720

	Textiles, Apparel & Luxury Goods – 2.2%

178,000	NIKE, Inc., Class B				15,080,160
	Total Common Stocks (cost $303,521,890)				694,572,020

Shares	Description (1), (3)				Value

	EXCHANGE-TRADED FUNDS – 0.5%

21,000	Vanguard Total Stock Market ETF				$3,142,650
	Total Exchange-Traded Funds (cost $3,154,080)				3,142,650
	Total Long-Term Investments (cost $306,675,970)				697,714,670

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	SHORT-TERM INVESTMENTS – 0.8%

	REPURCHASE AGREEMENTS – 0.1%

$753	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/28/18, repurchase price $752,650, collateralized by $775,000 U.S. Treasury Notes, 2.750%, due 7/31/23, value $771,144	1.050%	10/01/18	N/A	$752,584

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 0.7%

5,000	U.S. Treasury Bills	0.000%	1/17/19	N/R	4,967,188
	Total Short-Term Investments (cost $5,720,934)				5,719,772
	Total Investments (cost $312,396,904) – 101.9%				703,434,442
	Other Assets Less Liabilities – (1.9)% (5)				(12,941,963)
	Net Assets – 100%				$690,492,479

Investments in Derivatives

Options Purchased

Description (6)	Type	Number of Contracts	Notional Amount (7)	Exercise Price	Expiration Date	Value
iShares U.S. Real Estate ETF	Call	800	$6,480,000	$81	10/19/18	$39,600
Total Options Purchased (premiums paid $23,227)		800	$6,480,000			$39,600

Options Written

Description (6)	Type	Number of Contracts	Notional Amount (7)	Exercise Price	Expiration Date	Value
S&P 500® Index	Call	(250)	$(74,000,000)	$2,960	10/19/18	$(126,250)
S&P 500® Index	Call	(1,075)	(315,512,500)	2,935	10/19/18	(1,370,625)
Total Options Written (premiums received $3,066,303)		(1,325)	$(389,512,500)			$(1,496,875)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (Including management’s assumptions in determining the fair value of Investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$694,572,020	$—	$—	$694,572,020
Exchange-Traded Funds	3,142,650	—	—	3,142,650
Short-Term Investments:
Repurchase Agreements	—	752,584	—	752,584
U.S. Government and Agency Obligations	—	4,967,188	—	4,967,188
Investments in Derivatives:
Options Purchased	39,600	—	—	39,600
Options Written	(1,496,875)	—	—	(1,496,875)
Total	$696,257,395	$5,719,772	$—	$701,977,167

DIAX	Nuveen Dow 30SM Dynamic Overwrite Fund (continued)
Portfolio of Investments September 30, 2018
(Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on options contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of September 30, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$312,612,609
Gross unrealized:
Appreciation	$391,050,130
Depreciation	(228,297)
Net unrealized appreciation (depreciation) of investments	$390,821,833

Tax cost of options purchased	$23,227
Net unrealized appreciation (depreciation) of options purchased	16,373

Tax cost of options written	$(1,496,875)
Net unrealized appreciation (depreciation) of options written	—

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(3)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission or on its website http://www.sec.gov.

(4)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(5)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.

(6)	Exchange-traded, unless otherwise noted.

(7)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.

N/A	Not applicable.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Dow 30SM Dynamic Overwrite Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: November 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2018